Subsequent events	12 Months Ended
Dec. 31, 2010
Subsequent events [Abstract]
Subsequent events

(23)	Subsequent events

On May 10, 2011, the second tranche of the medium-term notes (see Note 13) with a principle amount of RMB 1.4 billion (US$212.1 million), or the Second Tranche Issue, was issued and will mature on May 12, 2016. The Second Tranche Issue bears a fixed annual interest rate of 6.15%.